Fees and Expenses	Aug. 31, 2026
Applied Finance Dividend Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Dividend Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
The following example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Dividend Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year ended April 30, 2026, the Dividend Fund’s portfolio turnover rate was 13.57% of the average value of its portfolio.
Portfolio Turnover, Rate	13.57%
Applied Finance Explorer Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Explorer Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Explorer Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]
The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2026, the Explorer Fund’s portfolio turnover rate was 38.70% of the average value of its portfolio.
Portfolio Turnover, Rate	38.70%
Applied Finance Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Select Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Select Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Select Fund’s performance. During the most recent fiscal year ended April 30, 2026, the Select Fund’s portfolio turnover rate was 20.13% of the average value of its portfolio.
Portfolio Turnover, Rate	20.13%